Consolidated statements of comprehensive income (loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net loss	€ (51,391)	€ (39,366)	€ (23,096)
Other comprehensive income (loss)
Currency translation adjustments	161	(166)	0
Total other comprehensive income (loss)	161	(166)	0
Comprehensive loss	(51,230)	(39,532)	(23,096)
Less: Comprehensive loss attributable to noncontrolling interests	581	393	0
Comprehensive loss attributable to trivago N.V.	€ (50,649)	€ (39,139)	€ (23,096)